Shareholder' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholder Equity In progress [Line Items]
Number of shares issued	5,939,000
Par value per share	€ 0.02	€ 0.02
Other reserves	€ 96,679	€ (295,772)
Increase (decrease) through treasury share transactions, equity	€ 77,009
Number of shares reserved for sale of shares	13,636,750
Issue capital	€ 5,939	4,300
Increase (decrease) through acquisition of subsidiary, equity	711,903
Transaction costs related to the Business Combination	205,059
Escrow Shares [Member]
Shareholder Equity In progress [Line Items]
Reserve of share based payments	37,906
Share Based Compensation of Key Managerial Personnel And Other Employees of The Group [Member]
Shareholder Equity In progress [Line Items]
Reserve of share based payments	37,072
Zegna [Member]
Shareholder Equity In progress [Line Items]
Increase (decrease) through acquisition of subsidiary, equity	710,264
Transaction costs related to the Business Combination	17,239
Reimbursement of Employeee gift expenses	10,923
Reserve For Non Controlling Interests [Member]
Shareholder Equity In progress [Line Items]
Other reserves	(196,691)	(196,691)
Treasury Shares For Reserve [Member]
Shareholder Equity In progress [Line Items]
Other reserves	455,000	76,624
Additional paid-in capital [member]
Shareholder Equity In progress [Line Items]
Other reserves	721,187	0
Reserve of share-based payments [member]
Shareholder Equity In progress [Line Items]
Other reserves	74,978	€ 0
Reserve of share-based payments [member] | Escrow Shares [Member]
Shareholder Equity In progress [Line Items]
Other reserves	€ 37,906
Ordinary shares [member]
Shareholder Equity In progress [Line Items]
Number of shares issued	296,943,659	214,954,000
Number of shares outstanding		13,590,750
Number of shares in entity held by entity or by its subsidiaries or associates	54,646,000
Increase (decrease) through treasury share transactions, equity	€ 455,384
Ordinary Shares Were Held In Treasury [Member]
Shareholder Equity In progress [Line Items]
Number of shares outstanding		54,600,000
Dondi Non controlling Interest Shareholders [Member] | Reserve For Non Controlling Interests [Member]
Shareholder Equity In progress [Line Items]
Other reserves			€ 21,459
Thom Browne Non controlling Interest Shareholders [Member] | Reserve For Non Controlling Interests [Member]
Shareholder Equity In progress [Line Items]
Other reserves			€ 162,066
Lanificio Ermenegildo Zegna E Figli Non controlling Interest Shareholders [Member] | Reserve For Non Controlling Interests [Member]
Shareholder Equity In progress [Line Items]
Other reserves				€ 13,166
Special Shares [Member]
Shareholder Equity In progress [Line Items]
Number of shares issued		46,000
Zegna Ordinary Shares [Member] | Escrow Shares [Member]
Shareholder Equity In progress [Line Items]
Common stock shares reserved for future issuance	5,031,250